Share capital - Warrants outstanding (Details) - Warrants	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 6 months 22 days
Number of warrants outstanding | shares	15,070,883	15,070,883	20,603,396	22,369,718
Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	10 months 24 days
Number of warrants outstanding | shares	9,231,196	9,231,196
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 0.80
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 8 months 1 day
Number of warrants outstanding | shares	1,338,319	1,338,319
Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.00
Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		24.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	2 years 7 months 6 days
Number of warrants outstanding | shares	4,501,368	4,501,368